Employee Benefit Plan, Subsequent Event (Tables) - ORIP	12 Months Ended
Dec. 31, 2025
EBP, Subsequent Event [Abstract]
EBP, Subsequent Event	Subsequent Events
The Plan's administrator evaluated subsequent events from December 31, 2025 through June 26, 2026, the date these financial statements were issued. During this period, there have been no other significant subsequent events that require adjustments to or disclosure in the financial statements as of December 31, 2025, or for the year then ended.

EBP, Subsequent Event [Line Items]
EBP, Subsequent Event	Subsequent Events
The Plan's administrator evaluated subsequent events from December 31, 2025 through June 26, 2026, the date these financial statements were issued. During this period, there have been no other significant subsequent events that require adjustments to or disclosure in the financial statements as of December 31, 2025, or for the year then ended.